Fair Value of Financial Assets and Liabilities - Schedule of Reconciliation (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Opening balance	$ 33,610,056
Closing balance	35,486,448	$ 33,610,056
Opening balance	30,283,718
Closing balance	33,103,113	30,283,718
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		6,937,549
Financial liabilities		2,938,034
Fair Value [Member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		183,702
Fair Value [Member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		3,598,890
Fair Value [Member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		3,154,957
Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		2,938,034
Fair Value [Member] | IFRS9 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	8,536,412
Financial liabilities	3,673,591
Fair Value [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	582,710
Fair Value [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,970,899
Fair Value [Member] | IFRS9 [member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,982,803
Fair Value [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,673,591
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	27,432	27,156
Gain (loss) recognized in profit or loss	28,603	17,328
Purchases, sales and agreements	(28,770)	(17,052)
Closing balance	27,265	27,432
Opening balance	1,119	569
Gain (loss) recognized in profit or loss	725	3,208
Net of purchases, sales and agreements	(1,004)	(2,658)
Closing balance	840	1,119
Level 3 [Member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	27,432	27,156
Gain (loss) recognized in profit or loss	28,603	17,328
Purchases, sales and agreements	(28,770)	(17,052)
Closing balance	27,265	27,432
Level 3 [Member] | Financial derivative contracts [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	5,060	618
Gain (loss) recognized in profit or loss	23,803	12,398
Purchases, sales and agreements	(25,287)	(7,956)
Closing balance	3,576	5,060
Level 3 [Member] | Financial derivative contracts [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	22,372	26,538
Gain (loss) recognized in profit or loss	4,800	4,930
Purchases, sales and agreements	(3,483)	(9,096)
Closing balance	23,689	22,372
Level 3 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,119	569
Gain (loss) recognized in profit or loss	725	3,208
Net of purchases, sales and agreements	(1,004)	(2,658)
Closing balance	840	1,119
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Opening balance	181	49
Gain (loss) recognized in profit or loss	2,397	2,565
Net of purchases, sales and agreements	(2,462)	(2,433)
Closing balance	116	181
Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	938	520
Gain (loss) recognized in profit or loss	(1,672)	643
Net of purchases, sales and agreements	1,458	(225)
Closing balance	$ 724	$ 938